Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2005 Portfolio

September 30, 2019

VIPF2005-QTLY-1119
1.822342.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	7,522	$254,839
VIP Equity-Income Portfolio Initial Class (a)	11,849	266,963
VIP Growth & Income Portfolio Initial Class (a)	15,021	304,768
VIP Growth Portfolio Initial Class (a)	3,666	260,674
VIP Mid Cap Portfolio Initial Class (a)	2,405	74,229
VIP Value Portfolio Initial Class (a)	13,378	195,985
VIP Value Strategies Portfolio Initial Class (a)	7,814	95,952
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,115,928)		1,453,410

International Equity Funds - 14.4%
VIP Emerging Markets Portfolio Initial Class (a)	69,796	811,730
VIP Overseas Portfolio Initial Class (a)	46,251	997,624
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,536,791)		1,809,354

Bond Funds - 53.8%
Fidelity Inflation-Protected Bond Index Fund (a)	132,631	1,351,507
Fidelity Long-Term Treasury Bond Index Fund (a)	21,563	320,649
VIP High Income Portfolio Initial Class (a)	45,286	250,430
VIP Investment Grade Bond Portfolio Initial Class (a)	360,107	4,825,427
TOTAL BOND FUNDS
(Cost $6,378,403)		6,748,013

Short-Term Funds - 20.2%
VIP Government Money Market Portfolio Initial Class 1.8% (a)(b)
(Cost $2,533,443)	2,533,443	2,533,443
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,564,565)		12,544,220
NET OTHER ASSETS (LIABILITIES) - 0.0%		(276)
NET ASSETS - 100%		$12,543,944

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,168,011	$259,742	$170,338	$4,134	$3,355	$90,737	$1,351,507
Fidelity Long-Term Treasury Bond Index Fund	602,614	154,671	563,738	13,304	77,761	49,341	320,649
VIP Contrafund Portfolio Initial Class	295,967	82,535	145,114	35,787	6,576	14,875	254,839
VIP Emerging Markets Portfolio Initial Class	561,918	273,513	121,294	--	(1,147)	98,740	811,730
VIP Equity-Income Portfolio Initial Class	310,461	71,522	148,669	21,581	(3,191)	36,840	266,963
VIP Government Money Market Portfolio Initial Class 1.8%	2,110,882	588,927	166,366	38,245	--	--	2,533,443
VIP Growth & Income Portfolio Initial Class	353,946	101,582	171,067	38,534	6,909	13,398	304,768
VIP Growth Portfolio Initial Class	302,425	70,742	153,277	20,296	22,166	18,618	260,674
VIP High Income Portfolio Initial Class	210,244	38,239	22,318	1,857	(408)	24,673	250,430
VIP Investment Grade Bond Portfolio Initial Class	3,485,414	1,328,675	309,844	15,860	2,906	318,276	4,825,427
VIP Mid Cap Portfolio Initial Class	85,985	25,973	40,684	9,718	(1,343)	4,298	74,229
VIP Overseas Portfolio Initial Class	764,364	276,198	145,858	29,167	885	102,035	997,624
VIP Value Portfolio Initial Class	227,869	52,098	111,906	15,228	4,421	23,503	195,985
VIP Value Strategies Portfolio Initial Class	111,217	29,440	57,517	11,251	(2,639)	15,451	95,952
	$10,591,317	$3,353,857	$2,327,990	$254,962	$116,251	$810,785	$12,544,220

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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